NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year ende December 31,
	2021	2020	2019
Numerator:
Net loss	$(80,293)	$(45,025)	$(50,118)
Net loss attributable to non-controlling interest	(1,169)	(1,311)	(696)
Adjustment attributable to non-controlling interest	16,689	5,487	475
Deemed dividend to ordinary shareholders	-	4,569	-
Net loss attributable to WalkMe Ltd.	$(95,813)	$(53,770)	$(49,897)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	51,763,032	13,217,183	12,011,502
Net loss per share attributable to ordinary shareholders, basic and diluted	$(1.85)	$(4.07)	$(4.15)

Schedule of antidilutive ordinary shares excluded from computation of earnings per share
	Year ended December 31,
	2021	2020	2019
Convertible preferred shares	26,972,186	58,724,580	56,969,441
RSU’s	732,157	-	-
Outstanding share options	14,143,816	10,428,813	7,566,875
Total	41,848,159	69,153,393	64,536,316